Trade and other receivables	12 Months Ended
Jun. 30, 2018
Trade and other receivables [abstract]
Trade and other receivables

16. Trade and other receivables

Group’s trade and other receivables as of June 30, 2018 and 2017 were as follows:

	06.30.18	06.30.17
Trade, leases and services receivable	16,935	16,461
Less: allowance for doubtful accounts	(837)	(336)
Total trade receivables	16,098	16,125
Prepaid expenses	4,821	3,614
Guarantee deposits	164	17
Tax credits	834	539
Borrowings granted, deposits, and other balances	3,254	2,965
Others	1,166	532
Total other receivables	10,239	7,667
Total trade and other receivables	26,337	23,792

Non-current	9,129	5,456
Current	17,208	18,336
Total	26,337	23,792

Book amounts of Group's trade and other receivables in foreign currencies are detailed in Note 33.

The fair value of current receivables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant. The present value of receivables related to installment sales of communication devices, made by Cellcom, was calculated using a discount rate of 3.3%. The book value of other non-current receivables is, or approximates, its fair value on the balance sheet date. Fair values are based on discounted cash flows (Level 3). The amount of these non-current receivables is Ps. 3,188 as of June 30, 2018.

Trade accounts receivables are generally presented in the Statements of Financial Position net of allowances for doubtful accounts. Impairment policies and procedures by type of receivables are discussed in detail in Note 2. Movements on the Group’s allowance for doubtful accounts were as follows

	06.30.18	06.30.17
Beginning of the year	336	191
Recoveries (i)	(33)	(13)
Used during the year	(274)	(265)
Additions (i)	324	241
Currency translation adjustment	626	182
Deconsolidation	(142)	-
End of the year	837	336

(i) The creation and release of the provision for impaired receivables have been included in “Selling expenses” in the Statements of Income (Note.26).

The Group’s trade receivables comprise several classes. The maximum exposure to credit risk at the reporting date is the carrying amount of each class of receivables (see Note 5). The Group also has receivables from related parties neither of them is due nor impaired.

Due to the distinct characteristics of each type of receivables, an aging analysis of past due unimpaired and impaired receivables is shown by type and class, as of June 30, 2018 and 2017 (a column of non-past due receivables is also included so that the totals can be reconciled with the amounts appearing on the Statement of Financial Position):

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Agricultural products	163	9	19	7	32	230	1.4%
Office leases and services	280	42	92	1,094	200	1,708	10.1%
Hotel leases and services	17	-	-	-	-	17	0.1%
Consumer financing	-	-	-	-	16	16	0.1%
Hotel operations	-	-	-	67	1	68	0.4%
Disposal of properties	10	1	25	984	-	1,020	6.0%
Telecommunication services	-	-	-	7,102	87	7,189	42.5%
Tourism activities	765	-	237	5,184	501	6,687	39.5%
Total at June 30, 2018	1,235	52	373	14,438	837	16,935	100%

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Agricultural products	75	4	10	338	24	451	2.7%
Office leases and services	103	26	65	604	101	899	5.5%
Consumer financing	-	-	-	-	16	16	0.1%
Hotel operations	1	-	-	61	1	63	0.4%
Disposal of properties	17	2	2	278	32	331	2.0%
Sale of communication equipment	-	-	2,156	2,719	-	4,875	29.6%
Telecommunication services	482	-	110	2,805	86	3,483	21.2%
Sale of products (supermarkets)	38	-	-	6,229	76	6,343	38.5%
Total at June 30, 2017	716	32	2,343	13,034	336	16,461	100%